Accounts payable and accruals (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accruals Details [Abstract]
Accounts payables	$ 5,686	$ 4,960
Accrued expenses	6,441	7,068
Accrued wages and other benefits	1,008	3,044
Client liabilities	6,743	4,195
Other	1,104	1,516
Total	$ 20,982	$ 20,783